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                                                                            LOGO

                     PROSPECTUS SUPPLEMENT -- NOV. 17, 2008

Fund                                                             Prospectus date           Form #
RiverSource Variable Portfolio -- Large Cap Value Fund               May 1, 2008        S-6466-99 AC



The Principal Investment Strategies section has been revised as follows:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

- a low price-to-earnings and/or low price-to-book ratio;

- positive change in senior management;

- positive corporate restructuring;

- temporary setback in price due to factors that no longer exist;

- a positive shift in the company's business cycle; and/or

- a catalyst for increase in the rate of the company's earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and closely monitors Fund's holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the investment manager considers whether:

- the security has become fully valued;

- the security's fundamentals have deteriorated; or

- ongoing evaluation reveals that there are more attractive investment opportunities available.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

The Principal Risks section has been revised to delete Derivatives Risk and to add Focused Portfolio Risk:

FOCUSED PORTFOLIO RISK. The Fund expects to invest in a limited number of companies. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.

The Past Performance section has been revised to reflect the addition of a new secondary index:

EXISTING INDEXES                                                           INDEXES EFFECTIVE NOV. 17, 2008
--------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index (primary index)                              Russell 1000 Value Index (primary index)
NA (secondary index)                                                  S&P 500 Index (new secondary index)
Lipper Large Cap Value Funds Index                                    Lipper Large Cap Value Funds Index


S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Management section has been revised as follows:

Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:

Neil T. Eigen, Portfolio Manager

- Managed the Fund since Nov. 2008.

- Prior to RiverSource Investments acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

- Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

- BS, New York University.

Richard S. Rosen, Portfolio Manager

- Managed the Fund since Nov. 2008.

- Prior to RiverSource Investments acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.

- Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear Stearns Asset Management (BSAM), and a Managing Director at Bear, Stearns & Co. Inc.

- MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although, as team leader of the Value Team, Mr. Eigen typically makes the final decision with respect to investments made by the Fund.

Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable
Portfolio -- Large Cap Equity Fund, a series of RiverSource Variable Portfolio -- Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

                                                                            LOGO

                     PROSPECTUS SUPPLEMENT -- NOV. 17, 2008

Fund                                                             Prospectus date           Form #
RiverSource Variable Portfolio -- Growth Fund                        May 1, 2008        S-6466-99 AC



The Principal Investment Strategies section has been revised as follows:

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks of large U.S. companies. RiverSource Investments, LLC (the investment manager) chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund's net assets may be invested in foreign investments.

In selecting individual securities for investment, the investment manager looks to identify large companies that it believes display certain characteristics, including but not limited to, one or more of the following:

- Strong or improving company fundamentals;

- Strong management;

- Market earnings expectations are at or below the investment manager's estimates;

- Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

- Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

- Potential for above-average growth.

The Fund will generally sell a stock when the investment manager believes that:

- The company fundamentals have deteriorated;

- The company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued); or

- The investment manager's price target has been met.

The investment manager may invest in derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

The Management section has been revised as follows:

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Erik J. Voss, Portfolio Manager

- Managed the Fund since Nov. 2008.

- Prior to RiverSource Investments acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Voss was Vice President and Managing Director of Seligman.

- Prior to joining Seligman in 2006, Mr. Voss worked at Wells Capital Management since 2000, most recently as the Portfolio Manager for the Endeavor Select Fund, a concentrated large-cap growth fund and the Endeavor Large Cap Growth Fund. Mr. Voss also managed an all-cap portfolio. Prior to then, Mr. Voss spent three years at Conseco Capital Management where he was sole Portfolio Manager on Conseco 20, an aggressive growth, concentrated, mid-cap portfolio. From 1993 to 1996, he was an Equity Analyst with Gardner Lewis Asset Management.

- Began investment career in 1990 as a Stockbroker with Stuart James Company in 1990.

- MS, University of Wisconsin.

Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio -- Growth Fund, a series of RiverSource Variable
Portfolio -- Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.